ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - shares			9 Months Ended	12 Months Ended
	Oct. 28, 2002	May 15, 2002	Sep. 30, 2025	Dec. 31, 2024
Number of shares issued	4,644,108	5,000,000
Airsopure International Group Inc [Member]
Date of incorporation			Oct. 31, 2001	Oct. 31, 2001
Ownership percentage			100.00%	100.00%